Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,465	1,342	2,778	2,490	5,014	4,608	4,545
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	408	385	805	755	1,532	1,455	1,453
Depreciation and amortization	83	82	166	164	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	491	467	971	919	1,859	1,804	2,052
Operating Income	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	(56)	(108)	(432)	(277)	(563)	(613)	(480)
Income from discontinued operations, net of tax		7	16	12	20	(6)	(34)
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income-foreign currency translation adjustment	(3)	(1)		7	(1)	9	19
Total comprehensive income (loss)	$ (59)	$ (102)	$ (416)	$ (258)	$ (544)	$ (609)	$ (493)